Investment Risks - PACE Global Fixed Income Investments - Emerging market risk [Member]	Nov. 13, 2026
Class A Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for US regulators to bring enforcement actions against such issuers, which can increase the risks of loss.

Class P Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for US regulators to bring enforcement actions against such issuers, which can increase the risks of loss.

Class P2 Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for US regulators to bring enforcement actions against such issuers, which can increase the risks of loss.